Fully Benefit-Responsive Investment Contract - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Employee benefit plan, fully benefit-responsive investment contract, description	The Plan offers an investment option of a group annuity contract with Empower Annuity Insurance Company of America that is a traditional investment contract. This contract meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by the participant if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. As a traditional investment contract, the Plan owns only the contract itself. The traditional investment contract held by the Plan is a guaranteed investment contract. The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than zero percent. The credit rating is reviewed on a quarterly basis for resetting. The contract does not have a maturity date. The Plan’s ability to receive amounts due in accordance with the fully benefit-responsive investment contract is dependent upon the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments. Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. These events may be different under each contract. Examples of such events include, but are not limited to the Plan’s failure to qualify under Section 401(a) of the IRC or the failure of the trust to be tax-exempt under section 501(a) of the IRC; premature termination of the contract; Plan termination or merger; changes to the Plan’s prohibition or competing investment options; and bankruptcy of the Plan Sponsor or other events of the Sponsor, such as divestitures, that significantly affect the Plan’s normal operations.
Employee benefit plan, fully benefit-responsive investment contract, limitation on transacting at contract value, description	Management believes that there are no events probable of occurring that might limit the ability of the Plan to transact at contract value with the contact issuer and that also would limit the ability of the Plan to transact at contact value with the participants.